Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	3.63
Maximum Aggregate Offering Price	$ 907,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 138.94
Offering Note	a. In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Lulu's Fashion Lounge Holdings, Inc. Omnibus Equity Plan, as amended (the "Omnibus Equity Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Omnibus Equity Plan. b. Consists of 250,000 shares of the Registrant's Common Stock, par value $0.001 per share (the "Common Stock") available for future grant under the Omnibus Equity Plan pursuant to its terms. The number of shares of Common Stock reserved for issuance under the Omnibus Equity Plan will automatically increase on the first day of each fiscal year, which started in 2022 and will continue through 2031, and such increase will equal the lesser of (a) four percent (4%) of the shares of Common Stock outstanding on the last day of the immediately preceding fiscal year or (b) such smaller number of shares of stock as determined by the Registrant's board of directors. c. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on August 11, 2025.